Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares		12 Months Ended
	Jul. 13, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restatement [abstract]
Dividends declared and paid, per share	$ 0.90	$ 2.21	$ 0.90	$ 0.85